Fair Value Measurements - Schedule of Liabilities Subject to Fair Value Measurements (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Liabilities
Earnout Shares liability	$ 11,692,000	$ 24,524,000
True Up Shares liability		2,189,000
Subject Vesting Shares liability	2,345,000	7,819,000
Total liabilities	14,037,000	34,532,000
Level 1 [Member]
Liabilities
Earnout Shares liability
True Up Shares liability
Subject Vesting Shares liability
Total liabilities
Level 2 [Member]
Liabilities
Earnout Shares liability
True Up Shares liability
Subject Vesting Shares liability
Total liabilities
Level 3 [Member]
Liabilities
Earnout Shares liability	11,692,000	24,524,000
True Up Shares liability		2,189,000
Subject Vesting Shares liability	2,345,000	7,819,000
Total liabilities	$ 14,037,000	$ 34,532,000